Transaction and Integration-related Costs Associated with the Combination (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Transaction-related costs associated with the Combination	$ (202)	$ (78)	$ 0
Integration-related costs associated with the Combination	(193)	0	0
Transaction and integration-related expenses associated with the Combination	$ (395)	$ (78)	$ 0